Report of Directors Financial Review Risk Report - Personal lending: residential mortgage loans including loan commitments by level of collateral for key countries/territories (by stage) (Details) - Personal lending - Loans and advances to customers at amortised cost - USD ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 381,488	$ 381,580
Collateral value	$ 11,470	$ 9,195
ECL coverage %	0.10%	0.10%
UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 182,751	$ 181,458
Collateral value	$ 125	$ 281
ECL coverage %	0.10%	0.10%
Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 108,506	$ 107,924
Collateral value	$ 11,142	$ 8,620
ECL coverage %	0.00%	0.00%
Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 369,215	$ 371,786
ECL coverage %	0.10%	0.10%
Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 182,585	$ 181,095
ECL coverage %	0.10%	0.10%
Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 96,645	$ 98,861
ECL coverage %	0.00%	0.00%
Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,273	$ 9,794
ECL coverage %	0.40%	0.60%
Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 166	$ 363
ECL coverage %	0.90%	1.40%
Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,861	$ 9,063
ECL coverage %	0.00%	0.00%
– less than 50% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 160,645	$ 161,872
ECL coverage %	0.10%	0.10%
– less than 50% | Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 79,887	$ 78,490
ECL coverage %	0.10%	0.10%
– less than 50% | Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 39,345	$ 42,800
ECL coverage %	0.00%	0.00%
– 51% to 70% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 124,168	$ 126,247
ECL coverage %	0.10%	0.10%
– 51% to 70% | Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 61,036	$ 61,400
ECL coverage %	0.10%	0.10%
– 51% to 70% | Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 30,346	$ 30,107
ECL coverage %	0.00%	0.00%
– 71% to 80% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 42,656	$ 42,206
ECL coverage %	0.10%	0.20%
– 71% to 80% | Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 23,039	$ 23,629
ECL coverage %	0.10%	0.10%
– 71% to 80% | Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,841	$ 5,310
ECL coverage %	0.00%	0.00%
– 81% to 90% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 26,909	$ 24,886
ECL coverage %	0.10%	0.20%
– 81% to 90% | Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16,927	$ 14,125
ECL coverage %	0.10%	0.10%
– 81% to 90% | Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,653	$ 8,226
ECL coverage %	0.00%	0.00%
– 91% to 100% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14,837	$ 16,575
ECL coverage %	0.10%	0.20%
– 91% to 100% | Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,696	$ 3,451
ECL coverage %	0.10%	0.30%
– 91% to 100% | Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,460	$ 12,418
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 344,672	$ 340,808
Collateral value	$ 11,274	$ 8,968
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 151,410	$ 147,056
Collateral value	$ 109	$ 244
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 107,495	$ 106,387
Collateral value	$ 11,034	$ 8,535
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 332,641	$ 331,279
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 151,264	$ 146,739
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 95,751	$ 97,414
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,031	$ 9,529
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 146	$ 317
ECL coverage %	0.00%	0.10%
Financial instruments not credit-impaired | – stage 1 | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,744	$ 8,973
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – less than 50% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 141,331	$ 140,992
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – less than 50% | Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 62,753	$ 60,403
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – less than 50% | Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 38,894	$ 41,903
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 51% to 70% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 111,963	$ 113,043
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 51% to 70% | Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 50,374	$ 49,945
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 51% to 70% | Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 30,088	$ 29,762
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 71% to 80% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 39,374	$ 37,866
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 71% to 80% | Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20,552	$ 20,293
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 71% to 80% | Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,783	$ 5,260
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 81% to 90% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 25,514	$ 23,278
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 81% to 90% | Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15,965	$ 12,946
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 81% to 90% | Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,602	$ 8,161
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 91% to 100% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14,459	$ 16,100
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 91% to 100% | Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,620	$ 3,152
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | – stage 1 | – 91% to 100% | Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,384	$ 12,328
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 34,342	$ 38,514
Collateral value	$ 126	$ 123
ECL coverage %	0.40%	0.50%
Financial instruments not credit-impaired | Lifetime expected credit losses | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 30,589	$ 33,616
Collateral value	$ 12	$ 15
ECL coverage %	0.20%	0.30%
Financial instruments not credit-impaired | Lifetime expected credit losses | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 859	$ 1,440
Collateral value	$ 96	$ 81
ECL coverage %	0.10%	0.10%
Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 34,203	$ 38,378
ECL coverage %	0.40%	0.50%
Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 30,574	$ 33,597
ECL coverage %	0.20%	0.30%
Financial instruments not credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 756	$ 1,354
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 139	$ 136
ECL coverage %	3.20%	3.40%
Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15	$ 19
ECL coverage %	1.00%	1.70%
Financial instruments not credit-impaired | Lifetime expected credit losses | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 103	$ 86
ECL coverage %	0.20%	0.90%
Financial instruments not credit-impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 18,076	$ 19,715
ECL coverage %	0.20%	0.30%
Financial instruments not credit-impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16,689	$ 17,629
ECL coverage %	0.10%	0.20%
Financial instruments not credit-impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 372	$ 831
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 51% to 70% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,507	$ 12,636
ECL coverage %	0.40%	0.60%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 51% to 70% | Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10,456	$ 11,248
ECL coverage %	0.20%	0.40%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 51% to 70% | Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 227	$ 330
ECL coverage %	0.00%	0.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,040	$ 4,111
ECL coverage %	0.70%	0.90%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,423	$ 3,275
ECL coverage %	0.40%	0.60%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 47	$ 48
ECL coverage %	0.00%	0.10%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,264	$ 1,499
ECL coverage %	0.90%	1.20%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 939	$ 1,161
ECL coverage %	0.60%	0.80%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 42	$ 61
ECL coverage %	0.20%	0.10%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 316	$ 417
ECL coverage %	1.80%	1.60%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 67	$ 284
ECL coverage %	0.70%	1.00%
Financial instruments not credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 68	$ 84
ECL coverage %	0.10%	0.30%
Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,474	$ 2,258
Collateral value	$ 70	$ 104
ECL coverage %	11.50%	11.90%
Financial instruments credit-impaired | Lifetime expected credit losses | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 752	$ 786
Collateral value	$ 4	$ 22
ECL coverage %	8.60%	9.90%
Financial instruments credit-impaired | Lifetime expected credit losses | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 152	$ 97
Collateral value	$ 12	$ 4
ECL coverage %	2.90%	0.70%
Financial instruments credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,371	$ 2,129
ECL coverage %	10.00%	10.10%
Financial instruments credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 747	$ 759
ECL coverage %	8.50%	9.70%
Financial instruments credit-impaired | Lifetime expected credit losses | Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 138	$ 93
ECL coverage %	1.30%	0.30%
Financial instruments credit-impaired | Lifetime expected credit losses | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 103	$ 129
ECL coverage %	46.20%	42.00%
Financial instruments credit-impaired | Lifetime expected credit losses | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5	$ 27
ECL coverage %	27.70%	17.50%
Financial instruments credit-impaired | Lifetime expected credit losses | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14	$ 4
ECL coverage %	19.10%	7.80%
Financial instruments credit-impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,238	$ 1,165
ECL coverage %	7.60%	7.10%
Financial instruments credit-impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 445	$ 458
ECL coverage %	6.90%	7.90%
Financial instruments credit-impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 79	$ 66
ECL coverage %	0.40%	0.10%
Financial instruments credit-impaired | Lifetime expected credit losses | – 51% to 70% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 698	$ 568
ECL coverage %	11.20%	10.90%
Financial instruments credit-impaired | Lifetime expected credit losses | – 51% to 70% | Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 206	$ 207
ECL coverage %	9.70%	9.40%
Financial instruments credit-impaired | Lifetime expected credit losses | – 51% to 70% | Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 31	$ 15
ECL coverage %	0.40%	0.50%
Financial instruments credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 242	$ 229
ECL coverage %	13.10%	15.20%
Financial instruments credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 64	$ 61
ECL coverage %	12.10%	13.40%
Financial instruments credit-impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11	$ 2
ECL coverage %	5.10%	0.40%
Financial instruments credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 131	$ 109
ECL coverage %	15.00%	17.30%
Financial instruments credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 23	$ 18
ECL coverage %	13.00%	17.50%
Financial instruments credit-impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9	$ 4
ECL coverage %	1.10%	1.90%
Financial instruments credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised by LTV ratio
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 62	$ 58
ECL coverage %	22.40%	28.90%
Financial instruments credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised by LTV ratio | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9	$ 15
ECL coverage %	16.70%	41.60%
Financial instruments credit-impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised by LTV ratio | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8	$ 6
ECL coverage %	8.80%	1.80%